SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of anti-dilutive securities) (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	12,939,027	5,221,112	7,846,525	5,191,356
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	1,234,027	1,541,112	6,637,500	3,680,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	11,705,000	3,680,000	674,336	666,667
Cashless warrants not converted to common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share			534,689	844,689